Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

5. INTANGIBLE ASSETS

Domain Name

On June 26, 2015, the Company purchased the rights to the domain “CLOUDCOMMERCE.COM”, from a private party at a purchase price of $20,000, plus transaction costs of $202. This domain was used as the main landing page for the Company.  The total recorded cost of this domain of $20,202 has been included in other assets on the balance sheet.  As of June 30, 2022, we determined that this domain has an indefinite useful life, and as such, is not included in depreciation and amortization expense.  The Company will assess this intangible asset annually for impairment, in addition to it being classified with indefinite useful life.

Trademark

On September 22, 2015, the Company purchased the trademark rights to “CLOUDCOMMERCE”, from a private party at a purchase price of $10,000.  The total recorded cost of this trademark of $10,000 has been included in other assets on the balance sheet.  The trademark expired in 2021 and the Company submitted a renewal application for an additional 10 years.  As of September 30, 2015, we determined that this intangible asset has a definite useful life of 174 months, and as such, will be included in depreciation and amortization expense.  For the six months ended June 30, 2022 and 2021, the Company included zero and $346, respectively, in depreciation and amortization expense related to this trademark. During the year ended December 31, 2021, the Company did not renew the trademark and recorded the remaining intangible asset balance to depreciation and amortization. As of December 31, 2021, the balance on this intangible asset was zero.

The Company will assess this intangible asset for impairment, if an event occurs that may affect the fair value, or at least annually.

The Company’s intangible assets consist of the following:

	June 30, 2022			December 31, 2021
	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Domain name	20,202	-	20,202	20,202	-	20,202
Total	$20,202	$-	$20,202	$20,202	$-	$20,202

Total amortization expense charged to operations for the six months ended June 30, 2022, and 2021 were zero and $346, respectively.

6.	INTANGIBLE ASSETS

Domain Name

On June 26, 2015, the Company purchased the rights to the domain “CLOUDCOMMERCE.COM”, from a private party at a purchase price of $20,000, plus transaction costs of $202 which will be kept to protect the immediate history of the Company.  The total recorded cost of this domain of $20,202 has been included in other assets on the balance sheet.  As of December 31, 2021, we have determined that this domain has an indefinite useful life, and as such, is not included in depreciation and amortization expense.  The Company will assess this intangible asset annually for impairment, in addition to it being classified with indefinite useful life.

Trademark

On September 22, 2015, the Company purchased the trademark rights to “CLOUDCOMMERCE”, from a private party at a purchase price of $10,000.  The total recorded cost of this trademark of $10,000 has been included in other assets on the balance sheet.  The trademark expired in 2021 and could be renewed for an additional 10 years.  As of September 30, 2015, we determined that this intangible asset has a definite useful life of 174 months, and as such, will be included in depreciation and amortization expense.  For the year ended December 31, 2021 and 2020, the Company included $6,380 and $690, respectively, in depreciation and amortization expense related to this trademark. During the year ended December 31, 2021, the Company did not renew the trademark and recorded the remaining intangible asset balance to depreciation and amortization. As of December 31, 2021, the balance on this intangible asset was $zero.

Customer List

On November 15, 2017, the Company acquired WebTegrity, and we have calculated the value of the customer list acquired at $280,000, with a useful life of 3 years. During the year ended December 31, 2020, the Company performed our annual impairment analysis and we determined that the intangible assets of WebTegrity were impaired. Therefore, as of December 31, 2020, the remaining balance of this intangible asset of $7,161 was written off and included in loss on impairment of goodwill and intangible assets on the income statement. As of December 31, 2021 and December 31, 2020, the balance on this intangible asset was zero.

Brand Name

On November 15, 2017, the Company acquired WebTegrity, and we have calculated the value of the brand name at $130,000, which is included in other assets on the balance sheet.  As of September 30, 2018, we have determined that this brand name has an indefinite useful life, and as such, is not included in depreciation and amortization expense.  The Company will assess this intangible asset annually for impairment, in addition to it being classified with an indefinite useful life.  In evaluating whether this brand had an indefinite useful life, the Company considered the following criteria:

o	Expected use – We expected to retain the name and brand, leveraging the good reputation and client following. Within the WordPress industry, the WebTegrity name was well known, and the founder of the company has been asked to speak at various conferences.

o	Expected useful life of related group – The WebTegrity name does not relate to another intangible asset or group of intangible assets. Therefore, this criterion was not considered.

o	Limits to useful life – There was no legal, regulatory, or contractual limitation to this intangible asset’s life.

o	Historical experience – This asset does not require an extension or renewal, in order for it to remain on our balance sheet.

o	Effects of other factors – We considered this criterion in determining useful life, especially since WebTegrity was in a highly competitive industry, mostly relying on the WordPress platform. We considered whether there was a chance of obsolescence or decline due to competition. We concluded that there was not a chance of obsolescence or decline due to competition. Even though there is much competition, WebTegrity produced a quality product with a great team, resulting in long term clients.

o	Maintenance required – There is no maintenance expenditure to obtain future cash flows. Therefore, this criterion was not taken into consideration.

During the year ended December 31, 2020, the Company performed our annual impairment analysis and we determined that the intangible assets of WebTegrity were impaired.  Therefore, as of December 31, 2020, the remaining balance of this intangible asset of $130,000 was written off and included in loss on impairment of goodwill and intangible assets on the income statement.  As of December 31, 2021 and December 31, 2020, the balance on this intangible asset was zero.

Goodwill

On November 15, 2017, the Company acquired WebTegrity, and we have calculated the value of the goodwill at $430,000, which is included in other assets on the balance sheet.  During the year ended December 31, 2020, the Company performed our annual impairment analysis and we determined that the goodwill and intangible assets of WebTegrity were impaired.  Therefore, as of December 31, 2020, the balance of this goodwill of $430,000 was written off and included in loss on impairment of goodwill and intangible assets on the income statement.  As of December 31, 2021 and December 31, 2020, the balance on this intangible asset was zero.

The Company’s intangible assets consist of the following:

	December 31, 2021			December 31, 2020
	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Domain name and Trade Mark	20,202	-	20,202	30,201	(3,619)	26,582
Total	$20,202	$-	$20,202	$30,201	$(3,619)	$26,582

Total amortization expense charged to operations for the year ended December 31, 2021, and 2020 were $6,380 and $72,294, respectively. As of December 31, 2021, the balance of intangible assets is zero.